Derivative Instruments and Hedging Activities - Additional Information (Detail) (Term Facility Interest Rate Swap [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
	Apr. 14, 2014	Apr. 14, 2014
Term Facility Interest Rate Swap [Member]
Derivative [Line Items]
Aggregate notional amount		$ 850.0
Interest rate swap agreement expiration date	2019-04-14
Loan fixed-rate under new credit agreement		2.0311%
LIBOR floor percentage		1.00%